Acquisitions - Additional information (Details) ¥ in Thousands, kr in Thousands, $ in Thousands									6 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 SEK (kr)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025	Dec. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 30, 2024	Jun. 29, 2023
Investments in and Advances to Affiliates, Activity [Line Items]
Deferred tax liabilities											$ 1,689			$ 2,056
Intangible assets											$ 78,370			66,927
Developed technology
Investments in and Advances to Affiliates, Activity [Line Items]
Intangible assets, estimated useful life					10 years						10 years				10 years
Developed technology
Investments in and Advances to Affiliates, Activity [Line Items]
Intangible assets					$ 19,315						$ 19,851			$ 18,874	¥ 138,569
Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Deferred tax liabilities					$ 4,788										¥ 34,348
Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Ownership interest					62.27%										62.27%	49.17%
JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Payment to acquire business							$ 27,367	¥ 201,000
Consideration transferred, liabilities incurred											9,408	¥ 65,667
Dongjun Group
Investments in and Advances to Affiliates, Activity [Line Items]
Amount of cash consideration			$ 3,230	¥ 23,500
Payment to acquire business	$ 1,616	¥ 11,750	$ 1,614								$ 1,614
Equity interest percentage			51.00%	51.00%
Fair value of derecognized investment			$ 3,039	¥ 22,200
Gain on equity method investment derecognized			$ 161	¥ 1,174
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Remeasurement, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]			Other non-operating (expenses) income, net	Other non-operating (expenses) income, net
Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Payable to acquire interest in subsidiary									kr 21,271	$ 1,915
Hubei ECARX | Suzhou Photon-Matrix
Investments in and Advances to Affiliates, Activity [Line Items]
Asset acquisition, interest percentage	0.69%	0.69%			13.10%										13.10%
Asset acquisition, consideration transferred	$ 332				$ 6,422	¥ 46,306
Asset acquisition difference amount	$ 295
Hubei ECARX | JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Amount of cash consideration							$ 36,775	¥ 266,667
Hubei ECARX | JICA | JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Controlling interest, percent													70.00%
JICA | JICA | Hubei ECARX
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest																	50.00%
Geely Auto | JICA | JICA | JICA
Investments in and Advances to Affiliates, Activity [Line Items]
Equity interest (as a percent)																	50.00%